Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Proceeds from sale of property and equipment	$ 435
Impairment of assets held for sale	742
Loss on disposal of property and equipment	99	$ 5
Depreciation expense	490	$ 1,020
Lab And Other Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross book value	3,000
Proceeds from sale of property and equipment	400
Impairment of assets held for sale	700
Loss on disposal of property and equipment	100
Depreciation expense	$ 1,800